INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS
INVESTMENTS
8.  INVESTMENTS

8.1. INVESTMENTS IN ASSOCIATES

Accounting policy:

i.       Subsidiaries

Subsidiaries are all entities over which the Company has control, are fully consolidated from the date of acquisition of control and deconsolidated when control ceases to exist.

Control is obtained when the Company is exposed or entitled to variable returns based on its involvement with the investee and has the ability to affect those returns through the power exercised in relation to the investee.

Specifically, the Company controls an investee if, and only if, it has:

• Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);

• Exposure or right to variable returns arising from its involvement with the investee; and

• The ability to use its power over the investee to affect the value of its returns.

There is usually a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting rights of an investee, we consider all relevant facts and circumstances when assessing whether it has power over an investee, including:

• The contractual agreement between the investor and other holders of voting rights;

• Rights arising from other contractual agreements; and

• The Company's voting rights and potential voting rights.

Using consistent accounting policies, subsidiaries' financial statements are prepared for the same reporting period as the parent Company. Adjustments are made to the financial statements of the subsidiaries in order to conform their accounting policies to those of the Company.

On consolidation, all transactions between related parties are eliminated. Unrealized gains resulting from transactions with investees recorded using the equity method are written off against the investment in proportion to the Company's ownership interest in the investee. Unrealized losses are eliminated in the same manner, but only if no evidence of impairment exists.

ii.      Associates

Associates are entities over whose financial and operating policies the Company has significant influence, but neither control nor joint control.

In preparing the consolidated financial statements, intragroup balances and transactions, as well as any unrealized income or expenses arising from intragroup transactions, are written off.

In accordance with the equity method, the equity interest of associates attributable to the Company is recorded in the statement of profit or loss, under “Equity in earnings of associates”. Unrealized gains and losses arising from transactions between the Company and its investees are written off in proportion to the Company's ownership stake in these investees. Other comprehensive income of subsidiaries, associates, and joint venture is recorded directly under "Other comprehensive income" in the Company's shareholders' equity.

Unrealized gains resulting from transactions with investments recorded using the equity method are written off in proportion to the Company's ownership interest in the investee. Unrealized losses are written off in the same manner, but only if there is no evidence of an impairment loss.

Cosan’s subsidiaries are listed below:

Direct stake in subsidiary	December 31, 2022	December 31, 2021
Compass Gás e Energia (i)	—	88.00%
Cosan Lubes Investments Limited	70.00%	70.00%
Cosan Corretora de Seguros Ltda. (ii)	100.00%	—
Cosan Global Limited	100.00%	100.00%
Cosan Luxembourg S.A. (iii)	100.00%	100.00%
Cosan Oito S.A. (iv)	100.00%	—
Cosan Nove Participações S.A. (iv)	73.09%	—
Cosan Dez Participações S.A. (iv)	76.80%	—
Cosan Overseas Limited	100.00%	100.00%
Pasadena Empreendimentos e Participações S.A.	100.00%	100.00%
Atlântico Participações Ltda.	100.00%	100.00%
Payly Soluções de Pagamentos S.A. (v)	—	75.00%
Cosan Limited Partners Brasil Consultoria Ltda.	97.50%	97.50%
Sinlog Tecnologia em Logística S.A.	57.48%	72.25%
Rumo S.A.	30.35%	30.35%
Radar Propriedades Agrícolas S.A.	41.45%	—
Radar II Propriedades Agrícolas S.A.	50.00%	—
Nova Agrícola Ponte Alta S.A.	41.45%	—
Nova Amaralina S.A Propriedades Agrícolas	41.45%	—
Nova Santa Bárbara Agrícola S.A.	41.45%	—
Terras da Ponta Alta S.A.	41.45%	—
Castanheira Propriedades Agrícolas S.A.	41.45%	—
Manacá Propriedades Agrícolas S.A.	41.45%	—
Paineira Propriedades Agrícolas S.A.	41.45%	—
Violeta Fundo de Investimento Multimercado	100.00%	100.00%
Tellus Brasil Participações S.A. (vi)	19.57%	5.00%
Janus Brasil Participações S.A. (vi)	19.57%	5.00%
Duguetiapar Empreendimentos e Participações S.A. (vi)	19.57%	—
Gamiovapar Empreendimentos e Participações S.A. (vi)	19.57%	—

(i)	On December 23, 2022, the Company contributed its direct investment in Compass Gás e Energia to Cosan Dez. As a result, Cosan now holds an indirect stake in Compass Gás e Energia of 67.58%.
(ii)	Subsidiary created to manage the Company's insurance contracts.
(iii)	On December 31, 2022, Cosan Lux had an unsecured liability of R$146,473. As shown in the table below, no events or conditions have been identified that, individually or collectively, raise substantial doubt about the entity's operational capacity to continue operating. The Company provides financial support to its subsidiaries.
(iv)	Entities created as part of the financial investment structure used to acquire Vale S.A. shares. See Note 1.3. With Raízen's contribution to Cosan Nove, the Company now directly and indirectly holds 33.63% of Raízen's shares
(v)	Entity sold to Raízen as presented in Note 20.
(vi)	For the highlighted entities, the Company has an indirect interest of 0.43%, which grants a total interest of 20% of the share capital.

The following are the Company's investments in its associates as of December 31, 2022:

	Number of shares in the investee	Investor's shares	Equity interest	Economic benefit (%)
Rhall Terminais Ltda	28,580	8,574	30.00%	30.00%
Termag - Terminal Marítimo de Guarujá S.A.	500,000	99,246	19.85%	19.85%
TGG - Terminal de Granéis do Guarujá S.A.	79,747,000	7,914,609	9.92%	9.92%
Terminal XXXIX S.A.	200,000	99,246	49.62%	49.62%
Gás de Alagoas S.A. - ALGÁS	810,896,963	238,728,878	29.44%	29.44%
Companhia de Gás do Ceará - Cegás	39,400,000	11,599,428	29.44%	29.44%
CEG Rio S.A.	1,995,022,625	746,251,086	37.41%	37.41%
Companhia Paranaense de Gás - Compagás	33,600,000	8,232,000	24.50%	24.50%
Companhia Potiguar de Gás - Potigas	4,245,000	3,523,350	83.00%	83.00%
Companhia de Gás de Mato Grosso do Sul - Msgás	61,610,000	30,188,900	49.00%	49.00%
Companhia de Gás de Santa Catarina - Scgás	10,749,497	4,407,293	41.00%	41.00%
Sergipe Gás S.A. - SERGÁS	1,593,656	661,363	41.50%	41.50%
Companhia Pernambucana de Gás - Copergás	163,485,912	67,846,653	41.50%	41.50%

	At January 1, 2022	Interest in earnings of associates	Change of equity interest in subsidiary	Other comprehensive income	Dividends	Disposal of investment (i)	Capital increase	Business combination (Note 8.3)	Other	At December 31, 2022
Tellus Brasil Participações S.A.	142,798	128,860	—	—	(30,756)	—	58,806	(299,708)	—	—
Janus Brasil Participações S.A.	183,357	150,687	—	—	(35,559)	—	79,725	(378,210)	—	—
Rhall Terminais Ltda	4,907	1,647	—	—	(900)	—	—	—	—	5,654
Termag - Terminal Marítimo de Guarujá S.A.	4,725	4,445	—	—	—	—	—	—	(706)	8,464
TGG - Terminal de Granéis do Guarujá S.A.	17,563	5,689	—	—	(5,784)	—	—	—	—	17,468
Terminal XXXIX S.A.	30,649	22,487	—	—	—	—	—	—	—	53,136
Elevações Portuarias S.A.	—	6,190	135,159	—	—	155,397	—	—	—	296,746
TUP Porto São Luis S.A.	394,380	49	—	—	—	—	—	(393,579)	(850)	—
Companhia Paranaense de Gás - Compagás	—	19,931	—	—	(6,831)	—	—	411,737	—	424,837
Companhia Pernambucana de Gás - Copergás	—	19,094	—	—	(9,493)	—	—	405,700	—	415,301
Companhia de Gás de Santa Catarina - Scgás	—	34,885	—	—	(15,524)	—	—	608,468	—	627,829
Sergipe Gás S.A. - SERGÁS	—	9,015	—	—	(3,441)	—	—	63,856	—	69,430
Companhia de Gás do Ceará - Cegás	—	6,717	—	—	(4,189)	—	—	182,009	—	184,537
CEG Rio S.A.	—	29,686	—	—	(16,542)	—	—	261,336	—	274,480
Companhia de Gás de Mato Grosso do Sul - Msgás	—	13,530	—	—	(6,160)	—	—	284,173	—	291,543
Companhia Potiguar de Gás - Potigas	—	9,066	—	—	(8,390)	—	—	168,211	—	168,887
Others	1,688	6,765	—	5,536	(2,985)	—	—	66,001	(1,374)	75,631
	780,067	468,743	135,159	5,536	(146,554)	155,397	138,531	1,379,994	(2,930)	2,913,943

(i)              Effect of the sale of control as described in Note 20.

	At January 1, 2021	Interest in earnings of associates	Other comprehensive income	Dividends	Capital increase	Business Combination	Other	At December 31, 2021
Tellus Brasil Participações S.A.	105,665	39,938	—	(2,805)	—	—	—	142,798
Janus Brasil Participações S.A.	130,901	49,235	—	(1,738)	4,959	—	—	183,357
Radar Propriedades Agrícolas S.A.	62,371	(1,688)	1,060	(879)	—	(19,565)	(41,299)	—
Radar II Propriedades Agrícolas S.A.	33,204	12,751	1,553	(1,854)	—	(45,659)	5	—
Rhall Terminais Ltda	3,765	1,145	—	(3)	—	—	—	4,907
Termag - Terminal Marítimo de Guarujá S.A.	1,673	3,810	—	—	—	—	(758)	4,725
TGG - Terminal de Granéis do Guarujá S.A.	18,679	3,850	—	(4,966)	—	—	—	17,563
Terminal XXXIX S.A.	26,597	4,052	—	—	—	—	—	30,649
TUP Porto São Luis S.A.	—	801	—	—	393,579	—	—	394,380
Other	996	16,331	5,243	(2,854)	—	(59,906)	41,878	1,688
	383,851	130,225	7,856	(15,099)	398,538	(125,130)	(174)	780,067

Financial information of associates:

	Balance as of December 31, 2022				Balance as of December 31, 2021
	Assets	Liabilities	Shareholders’ equity	Profit for the year	Assets	Liabilities	Shareholders’ equity	Profit (loss) for the year
Tellus Brasil Participações Ltda	—	—	—	—	3,296,499	(502,734)	2,793,765	782,220
Janus Brasil Participações S.A.	—	—	—	—	4,261,432	(666,361)	3,595,071	1,048,514
Rhall Terminais Ltda.	33,382	(14,534)	18,848	5,811	31,068	(14,708)	16,360	4,073
Elevações Portuárias S.A.	950,538	(243,797)	706,741	127,554	—	—	—	—
Termag - Terminal Marítimo de Guarujá S.A.	273,760	(231,119)	42,641	19,881	276,284	(252,483)	23,801	11,726
TGG - Terminal de Granéis do Guarujá S.A.	254,748	(78,657)	176,091	58,139	253,310	(76,257)	177,053	37,150
Terminal XXXIX S.A.	433,412	(388,882)	44,530	44,530	335,511	(273,747)	61,764	10,075
TUP Porto São Luis S.A.	—	—	—	—	455,437	(67,523)	387,914	(7,410)

   8.2. NON-CONTROLLING SHAREHOLDER’S EQUITY INTERESTS

Accounting policy

Transactions with non-controlling equity interests that do not result in a loss of control are accounted for as equity transactions – that is, as transactions with owners in their capacity as owners.

The summarized financial information for each subsidiary with relevant non-controlling equity interests is provided below. The amounts disclosed for each subsidiary are prior to intercompany eliminations.

	Number of shares in the investee	Non-controlling shareholders’ shares	Non-controlling shareholders’ equity interest
Tellus Brasil Participações S.A.	133,064,584	52,960,392	80.43%
Janus Brasil Participações S.A.	286,370,051	112,905,168	80.43%
Duguetiapar Empreendimentos e Participações S.A.	3,573,842	1,409,865	80.43%
Gamiovapar Empreendimentos e Participações S.A.	12,912,970	5,093,776	80.43%
Rumo S.A.	1,854,158,791	1,291,629,301	69.66%
Radar Propriedades Agrícolas S.A.	1,266,986	633,493	58.55%
Nova Agrícola Ponte Alta S.A.	160,693,378	80,346,689	58.55%
Terras da Ponte Alta S.A.	16,066,329	8,033,165	58.55%
Nova Santa Bárbara Agrícola S.A.	32,336,994	16,168,497	58.55%
Nova Amaralina S.A.	30,603,159	15,301,580	58.55%
Paineira Propriedades Agrícolas S.A.	132,667,061	66,333,531	58.55%
Manacá Propriedades Agrícolas S.A.	128,977,921	64,488,961	58.55%
Castanheira Propriedades Agrícolas S.A.	83,850,838	41,925,419	58.55%
Radar II Propriedades Agrícolas S.A.	81,440,221	40,720,111	50.00%
Commit Gás S.A.	110,993	54,387	49.00%
Sinlog Tecnologia em Logística S.A.	108,567	46,164	42.52%
Cosan Lubes Investments S.A.	34,963,764	10,489,129	30.00%
Cosan Nove Participações S.A.	7,663,761,734	2,062,583,640	26.91%
Cosan Dez Participações S.A.	3,473,458,687	805,963,829	23.20%
Compass Gás e Energia	714,190,095	85,702,404	12.00%
Comgás	132,520,587	1,139,210	0.86%
Cosan Limited Partners Brasil Consultoria Ltda	160,000	4,000	2.50%

The following table provides a summary of information pertaining to each of the Company's subsidiaries that hold non-controlling equity interests, prior to any intra-group elimination:

	Balance as of January 1, 2022	Profit attributable to non-controlling interests	Sales or purchase of interests	Other comprehensive income	Dividends	Capital increase (i) | (ii)	Acquisition of non-controlling interests	Business combination (Note 8.3)	Others	Balance as of December 31, 2022
Comgás	28,466	14,881	—	—	(16,926)	—	—	—	730	27,151
Sulgás	—	6,466	—	—	(26,701)	—	(888,450)	908,883	(198)	—
Commit Gás S.A.	—	107,593	—	—	(64,435)	—	—	2,015,493	—	2,058,651
Compass Gás e Energia	761,432	221,871	(78)	3,197	(201,024)	—	—	—	(2,815)	782,583
Rumo S.A.	10,527,777	357,642	(21,358)	2061	(89,194)	—	—	—	20,218	10,797,146
Sinlog Tecnologia em Logística S.A.	6,549	(7,677)	16,039	—	—	—	—	—	—	14,911
Cosan Limited Partners Brasil	14	(5)	—	—	—	—	—	—	—	9
Cosan Lubes	683,143	145,981	—	(127,123)	—	—	—	—	—	702,001
Payly	2,602	(1,626)	—	—	—	—	—	—	(976)	—
Cosan Nove Participações S.A.	—	53,353	(1,416,657)	10,070	(12,434)	4,000,910	—	—	(932)	2,634,310
Cosan Dez Participações S.A.	—	14,965	(2,592,096)	5,073	(3,540)	3,888,341	—	—	(10,082)	1,302,661
Janus Brasil Participações S.A.	—	(10,971)	—	—	—	—	(196,857)	3,981,107	—	3,773,279
Tellus Brasil Participações S.A.	—	8,531	—	—	—	—	(7,508)	2,583,035	—	2,584,058
Gamiovapar Empreendimentos e Participações S.A.	—	2,900	—	—	—	—	4,975	497,806	—	505,681
Duguetiapar Empreendimentos e Participações S.A.	—	(788)	—	—	—	—	(4,534)	76,179	—	70,857
Radar II Propriedades Agrícolas S.A.	—	246,698	—	108	(124,858)	—	—	—	756,931	878,879
Radar Propriedades Agrícolas S.A.	—	34,002	—	—	(20,516)	—	—	—	198,579	212,065
Nova Agrícola Ponte Alta S.A.	—	97,035	—	—	(50,267)	—	—	—	319,039	365,807
Nova Amaralina Propriedades Agrícolas S.A.	—	8,000	—	—	(31,444)	—	—	—	25,485	2041
Nova Santa Bárbara Agrícola S.A.	—	53,686	—	—	(5,041)	—	—	—	152,744	201,389
Terras da Ponte Alta S.A.	—	39,890	—	—	(16,778)	—	—	—	50,309	73,421
Paineira Propriedades Agrícolas S.A.	—	58,604	—	—	(27,222)	—	—	—	126,402	157,784
Manacá Propriedades Agrícolas S.A.	—	46,793	—	—	(23,319)	—	—	—	137,079	160,553
Castanheira Propriedades Agrícolas S.A.	—	77,819	—	—	(66,151)	—	—	—	199,327	210,995
Violeta Fundo de Investimento Multimercado	2,119,102	69,200	(107,359)	11,143	(132,885)	—	—	—	(1,959,201)	—
	14,129,085	1,644,843	(4,121,509)	(95,471)	(912,735)	7,889,251	(1,092,374)	10,062,503	(12,639)	27,516,232

(i)The Board of Directors approved, on December 23 and 28, 2022, the execution of an investment agreement and other covenants signed with Banco Bradesco BBI S.A. (“Bradesco”) and Itaú Unibanco S.A (“Itaú”) regulating the general terms and conditions for the entry of financial institutions as minority shareholders in the shareholding structure of the subsidiaries Cosan Dez and Cosan Nove respectively. With the completion of the transaction, the financial institutions became holders of all preferred shares issued by Cosan Dez and Cosan Nove and Cosan remained the holder of 100% of the common shares issued by the subsidiaries. With the result of the operation, Cosan now holds, directly and indirectly, 67.58% of the total share capital of Compass and 33.63% of the share capital of Raízen. It should be noted that the rights and obligations of Cosan and the financial institutions, as shareholders of Cosan Dez and Cosan Nove, were disciplined by means of a shareholders and investment agreement entered between the parties.

The Company has a call option for all preferred shares acquired by minority shareholders, which may be exercised under the following conditions:

i. Bradesco: in the period of the 3rd year and the 10th year counted from the signing of both transactions or at any time, in the event of (a) a material adverse effect; or (b) non-compliance by Bradesco with the lock-up or the preemptive right.

ii. Itaú: in the period of the 3rd year and the 10th year counted from the signature or up to the 10th year counted from the signature in case of (a) alteration of the current legislation that imposes taxation on the dividends distributed to the preferred shares; (b) any materially false statement or guarantee made by Itaú; or (c) non-compliance by Itaú with foreseen material obligations, if not remedied within a period of 30 days.

The measurement of the fair value of these instruments is based on unobservable data, since the purchase price, if incurred by the Company, is calculated on the updated value of the shareholder's investment minus the updated dividends received. Minority shareholders do not hold a put option, and the equity risk of the minority shareholders' investment depends on whether or not the Company exercises its call option.

(ii) The capital increase is stated net of preferred share issuance costs.

	At January 1, 2021	Profit attributable to non-controlling interests	Sales or purchase of interests	Other comprehensive income	Dividends	Capital increase	Other	Predecessor adjustments	At December 31, 2021
Cosan S.A.	3,492,829	69,890	—	(115,049)	—	—	1,023	(3,448,693)	—
Cosan Logística	658,158	4,898	—	358	—	—	—	(663,414)	—
Comgás	24,729	17,524	—	625	(14,184)	—	(228)	—	28,466
Compass Gás e Energia	32,880	74,390	(1,505,311)	7,698	(97,187)	2,250,015	(1,053)	—	761,432
CLI	582,284	87,823	—	13,037	—	—	—	—	683,144
Rumo	10,709,017	107,690	(318,323)	5,358	(27,989)	—	15,748	2,570	10,494,071
Logispot Armazéns Gerais S.A.	35,513	2,225	—	—	(4,032)	—	—	—	33,706
Radar	—	22,502	—	900	(19,854)	—	2,115,554	—	2,119,102
Other	23,374	(2,622)	(11,918)	(1,013)	(1,662)	2,291	363	351	9,164
	15,558,784	384,320	(1,835,552)	(88,086)	(164,908)	2,252,306	2,131,407	(4,109,186)	14,129,085

Summarized statement of financial position:

	Compass (i)		Cosan Dez (i)		Cosan Nove		Comgás		Moove		Rumo		Cosan Investments
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Current
Assets	—	1,929,639	2,015	—	2,721	—	4,810,931	4,148,735	1,777,104	1,327,472	2,474,218	1,161,027	784,813	147,662
Liabilities	—	(28,374)	(126,916)	—	(169,079)	—	(3,844,998)	(4,538,385)	(1,341,106)	(755,995)	(852,071)	(760,522)	(638,804)	(50,038)
Current net assets	—	1,901,265	(124,901)	—	(166,358)	—	965,933	(389,650)	435,998	571,477	1,622,147	400,505	146,009	97,624

Non-current
Assets	—	4,453,679	5,738,715	—	9,954,431	—	7,853,180	8,122,763	2,204,878	1,946,181	20,971,764	21,568,088	14,251,017	4,337,142
Liabilities	—	(10,296)	—	—	—	—	(7,798,360)	(6,627,895)	(1,208,604)	(229,802)	(7,402,742)	(7,173,172)	(208,987)	(196,562)
Non-current net assets	—	4,443,383	5,738,715	—	9,954,431	—	54,820	1,494,868	996,274	1,716,379	13,569,022	14,394,916	14,042,030	4,140,580
Shareholders’ equity	—	6,344,648	5,613,814	—	9,788,073	—	1,020,753	1,105,218	1,432,272	2,287,856	15,191,169	14,795,421	14,188,039	4,238,204

(i)                   On December 23, 2022, Cosan contributed the investment it held in Compass Gas and Power to Cosan Dez.

Summarized statement of profit or loss and other comprehensive income:

	Compass			Cosan Dez			Cosan Nove			Comgás
	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020
Net revenue	—	—	—	—	—	—	—	—	—	17,414,153	11,709,713	8,317,691
Income before taxes	—	1,710,947	920,426	64,496	—	—	194,522	—	—	2,113,698	2,274,269	1,719,877
Income tax and social contribution	—	14,164	10,839	—	—	—	—	—	—	(302,219)	(155,148)	(569,264)
Result for the year	—	1,725,111	931,265	64,496	—	—	194,522	—	—	1,811,479	2,119,121	1,150,613
Other comprehensive results	—	—	—	—	—	—	—	—	—	25,058	—	—
Total comprehensive results	—	1,725,111	931,265	64,496	—	—	194,522	—	—	1,836,537	2,119,121	1,150,613
Attributable comprehensive income
to non-controlling shareholders	—	207,012	9,220	14,965	—	—	52,353	—	—	15,788	18,217	9,762
Dividends paid	—	982,752	600	—	—	—	—	—	—	1,872,731	1,649,653	1,135,669

	Moove			Rumo			Cosan Investments
	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020
Net revenue	3,842,981	2,608,680	1,911,541	984,597	772,714	950,269	222,328	31,502	—
Income before taxes	485,729	310,500	150,930	633,164	198,239	349,300	4,059,326	49,218	—
Income tax and social contribution	11,665	(15,742)	(1,484)	(118,224)	(47,701)	(52,137)	1,027,986	(4,215)	—
Result for the year	497,394	294,758	149,446	514,940	150,538	297,163	5,087,312	45,003	—
Other comprehensive results	—	—	—	2,961	—	—	—	—	—
Total comprehensive results	497,394	294,758	149,446	517,901	150,538	297,163	5,087,312	45,003	—
Attributable comprehensive income
to non-controlling shareholders	149,218	88,427	44,834	360,776	104,850	212,561	681,889	22,502	—
Dividends paid	150	—	—	35,733	—	—	1,255,881	—	—

Summarized statements of cash flows:

	Compass			Cosan Dez			Cosan Nove			Comgás
	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020
Cash (generated (used in) in operating activities	—	(44,974)	(18,046)	3	—	—	2	—	—	3,439,489	2,539,222	2,111,551
Cash (generated (used in) in investing activities	—	(26,764)	776,872	—	—	—	(19,217)	—	—	(646,720)	(1,025,104)	(1,768,298)
Cash generated (used in) in financing activities	—	1,265,679	(525,030)	2,011	—	—	21,936	—	—	(2,443,161)	(2,202,275)	198,890
Reduction of cash and cash equivalents	—	1,193,941	233,796	2,014	—	—	2,721	—	—	349,608	(688,157)	542,143
Cash and cash equivalents at the beginning of the year	—	232,819	5	—	—	—	—	—	—	891,650	1,610,548	1,083,410
	—	(13,898)	(982)	—	—	—	—	—	—	—	(30,741)	(15,005)
Cash and cash equivalents at the end of the year	—	1,412,862	232,819	2,014	—	—	2,721	—	—	1,241,258	891,650	1,610,548

	Moove			Rumo			Cosan Investments
	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020
Cash (generated (used in) in operating activities	292,204	95,461	71,654	145,654	(15,679)	463,170	193,099	21,690	—
Cash (generated (used in) in investing activities	(41,004)	77,742	(38,910)	2,467,567	(1,469,750)	(6,632,353)	(6,617)	49,227	—
Cash generated (used in) in financing activities	(197,994)	(13,766)	14,874	(1,235,688)	714,115	7,037,144	(189,917)	(15,650)	—
Reduction of cash and cash equivalents	53,206	159,437	47,618	1,377,533	(771,314)	867,961	(3,435)	55,267	—
Cash and cash equivalents at the beginning of the year	761,698	492,619	319,733	791,802	1,568,667	700,706	55,267	—	—
Effect of FX variation on the cash balance and cash equivalents	—	109,642	125,268	—	(5,551)	—	—	—	—
Cash and cash equivalents at the end of the year	814,904	761,698	492,619	2,169,335	791,802	1,568,667	51,832	55,267	—

8.3. ACQUISITION OF SUBSIDIARIES

Accounting policy:

Business combinations are accounted for using the acquisition method when the control is transferred to the Company. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired and liabilities assumed. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity.

For each business combination, the Company measures non-controlling interests in the acquisition using one of the following methods:

i.     fair value; or

ii.    proportional share of the acquirer's identifiable net assets, which are mostly measured at fair value.

The transferred consideration excludes amounts related to the liquidation of preexisting relationships. Typically, these amounts are recognized in profit or loss.

Contingent consideration depends on an acquired business meeting targets within a fixed period. In order to calculate obligations at the time of acquisition and at each subsequent reporting date, projections of future performance are required. In addition, estimates are required to value the assets and liabilities acquired in business combinations. Intangible assets, such as brands, are frequently a crucial component of an acquired business because they enable us to derive greater value than would be possible otherwise.

Measurement of fair values

In measuring fair values, valuation techniques were used considering market prices for similar items, discounted cash flow, among others.

Since this is a fair value measurement, the accounting for the acquisition will be revisited if new information obtained within one year of the acquisition date regarding the facts and circumstances that existed at the acquisition date indicates adjustments to the amounts mentioned above or any additional provision that existed at the acquisition date. Management's expectation is that only the measurements of intangible assets could have some kind of impact on this evaluation.

For convenience, the Company may designate the acquisition date at the end (or beginning) of a month, when the acquisition is concluded during the month.

8.3.1.   ACQUISITIONS IN 2022

During the year ended December 31, 2022, the Company and its subsidiaries (Compass, Atlântico and Moove) completed the acquisition of investments (Commit, Sulgás, TUP, Tirreno and PetroChoice), in addition to the acquisition of control of the investees referred to as the segment “Land” (Tellus, Janus, Gamiovapar and Duguetiapar), shown below. The paid and payable consideration, as well as the fair value of the assets acquired and liabilities assumed as of the date of acquisition, are detailed below:

	Sulgás	Commit	TUP	Tirreno	PetroChoice	Land	Consolidation effects	Consolidated
Transferred consideration - 1st/single installment	945,979	2,097,758	393,579	70,188	2,342,820	202,861	—	6,053,185
Transferred consideration - 2nd installment	—	—	411,224	15,000	—	—	—	426,224
Consideration to be transferred (term)	—	—	—	—	—	804,773	—	804,773
Total consideration transferred	945,979	2,097,758	804,803	85,188	2,342,820	1,007,634	—	7,284,182

Recognized amounts of identifiable assets
acquired and liabilities assumed
Cash, cash equivalents and restricted cash	73,298	124,174	81,800	1,476	18,883	351,688	—	651,319
Trade receivables	90,828	142,528	—	35,882	305,588	110,569	—	685,395
Inventories	7,274	3,859	—	19,121	417,365	—	—	447,619
Sectorial assets	—	59,757	—	—	—	—	—	59,757
Right-of-use assets	3,786	4,785	—	16,664	93,811	609	—	119,655
Dividends receivable	—	254,493	—	—	—	—	(51,525)	202,968
Current assets for sale	—	726,243	—	—	—	—	—	726,243
Investment property and property held for sale	—	—	—	—	—	9,478,011	—	9,478,011
Contract asset	25,958	61,777	—	—	—	—	—	87,735
Tax credits	—	—	1,841	2,134	—	9,556	—	13,531
Fixed assets	—	257	351,041	5,015	478,563	12	—	834,888
Intangible assets	2,749,893	988,847	437,587	59,089	1,503,575	—	(1,230,182)	4,508,809
Investments	—	2,528,220	—	—	—	—	(76,729)	2,451,491
Other credits	142,180	87,248	155	5,026	46,525	21,578	—	302,712
Suppliers	(107,833)	(90,689)	(202)	(22,048)	(187,767)	(61,942)	—	(470,481)
Loans and financing	—	—	—	(12,825)	—	—	—	(12,825)
Deferred income tax and social contribution	(871,183)	(649,324)	(66,606)	—	(96,272)	(308,971)	418,262	(1,574,094)
Taxes to pay	(14,647)	(31,217)	—	(1,825)	—	(28,793)	—	(76,482)
Provision for contingencies	(10,551)	(11,508)	(143)	(2,714)	—	—	—	(24,916)
Sectorial liabilities	(117,881)	(22,524)	—	—	—	—	—	(140,405)
Dividends payable	(104,048)	—	—	—	—	(633,967)	51,525	(686,490)
Lease	(3,940)	(8,543)	—	(16,664)	(144,454)	(628)	—	(174,229)
Other obligations	(8,272)	(55,132)	(670)	(3,143)	(92,997)	(14,702)	—	(174,916)
Non-controlling shareholders' equity interest	(908,883)	(2,015,493)	—	—	—	(7,138,127)	—	(10,062,503)
Net assets acquired at fair value	945,979	2,097,758	804,803	85,188	2,342,820	1,784,893	(888,649)	7,172,792
Transferred consideration
for acquisition of non-controlling interests	—	(468,070)	—	—	—	—	—	(468,070)
Non-controlling shareholders' equity interest	—	—	—	—	—	—	888,649	888,649
Previously held equity interest	—	—	(393,579)	—	—	(677,918)	—	(1,071,497)
Bargain purchase gain	—	—	—	—	—	(99,341)	—	(99,341)
Transferred consideration, net of non-controlling interests	945,979	1,629,688	411,224	85,188	2,342,820	1,007,634	—	6,422,533
Cash received	(73,298)	(124,174)	(81,800)	(1,476)	(18,883)	(351,688)	—	(651,319)
Cash to be transferred, referring to the acquisition made in installments	—	—	—	—	—	(804,773)	—	(804,773)
Settled cash referring to installments of previous acquisitions	—	—	—	—	—	322,255	—	322,255
Transferred consideration, net
of acquired cash and non-controlling interests	872,681	1,505,514	329,424	83,712	2,323,937	173,428	—	5,288,696

If the acquisitions had been consolidated since January 1, 2022, the Company's consolidated statement of profit or loss and other comprehensive income for the period ending December 31, 2022 would reflect net revenue of R$41,634,966 and net income of R$6,536,891, as shown below:

	Commit	TUP	Tirreno	PetroChoice	Land	Total	Consolidated	Consolidated with 12 months
Net operating revenue	554,364	—	87,467	907,848	347,919	1,897,598	39,737,368	41,634,966
Net profit (loss) for the year	342,967	(116)	2,370	(83,569)	3,454,364	3,716,016	2,820,875	6,536,891

Sulgás

On January 3, 2022, Compass Gás e Energia S.A., through its subsidiary Compass Um Participações S.A. ("Compass Um") concluded the acquisition of 51% of the capital shares of Companhia de Gás do Estado do Rio Grande do Sul ("Sulgás") owned by the Government of the State of Rio Grande do Sul for the amount of R$945,979, net of an anticipated dividend of R$9,264. As of this date, Sulgás has been consolidated into the Company's financial statements.

Sulgás is headquartered in the city of Porto Alegre, and its primary activity is the distribution of piped natural gas from the state of Rio Grande do Sul. This service is provided exclusively under a concession model that is in effect until August 2044. Its network of distribution totals approximately 1,400 km, serving more than 79,000 customers in 41 municipalities, with a distributed volume of 1.5 million m3/day.

The acquisition price was allocated as a concession right for gas distribution in the Company's evaluation.

The fair value of intangible assets is R$2,749,893, which includes the allocation of concession rights of R$2,582,077, as determined by the existing concession agreement between Sulgás and the granting authority. The concession period is 50 years from the contracted date (April 19, 1994 to April 18, 2044). Non-controlling interest in Sulgás was measured according to the proportional share of interest in identifiable net assets.

Since the date of acquisition, Sulgás has generated revenues and net income totaling R$1,860,342 and R$152,389, respectively, according to the consolidated profit or loss.

Management, for the purposes of annual procedures, reassessed the business combination factors and did not identify material changes.

TUP Porto São Luís

On August 23, 2021, the Company, through its subsidiary Atlântico Participações Ltda. (“Atlântico”), entered into a binding proposal for the acquisition of 100% of Porto São Luís, a Company that owns a private terminal in São Luis/MA and whose primary objective is to increase international trade by connecting port, highways, and railroads. This transaction aims to establish a future joint venture in the mining sector, in which Cosan will contribute expertise in port logistics and management.

Atlântico completed the acquisition of 100% of Porto's shares on February 11, 2022 (“Acquisition Date”), with 49% acquired on November 3, 2021 and the remainder on the Acquisition Date. With a 100% shareholding, Atlântico becomes the sole shareholder of Porto São Luís and assumes control.

The transaction resulted in an allocation of R$436,594 in intangible assets in Licenses and Authorizations and a goodwill of R$621, representing the anticipated future economic benefit of synergies resulting from the acquisition. Goodwill is not expected to be deductible for income tax purposes.

Since the acquisition date, Porto has not contributed to the consolidated information with revenues and has contributed with a loss of R$1,440.

PetroChoice

On May 23, 2022, the subsidiary Millennium Moove Corp acquired 100% of Stryker Intermediate Holdings and its operating subsidiaries ("PetroChoice"), a Delaware, U.S.A.-based limited liability Company and owner of all outstanding shares of the acquired capital shares.

The entities specialize in comprehensive solutions for lubrication and contamination control, serving a wide range of needs and industries. The acquisition is part of Moove's strategic expansion plan, which aims to foster synergies in automotive and industrial products through technology and manufacturing, distribution and cross-selling opportunities with other regions already active, replicating the group's management, strategy and sales model.

PetroChoice's consolidated financial statements were prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“US GAAP”) issued by the Financial Accounting Standards Board (“FASB”). In these financial statements, differences in the opening balance between these policies and IFRSs have been adjusted for equity accounting and consolidation. The Company identified adjustments to the goodwill and lease accounts during the evaluation.

The Company recorded inventory, fixed assets and intangible assets at fair value of US$404,941 thousand (R$1,942,624). A goodwill value of US$83,421 thousand (R$400,196) was determined, which represents the future economic benefit anticipated from the acquisition's synergies.

The consolidated profit or loss includes, since the acquisition date, net income and loss of R$1,639,657 and R$7,087, respectively, generated by PetroChoice.

Tirreno

On May 31, 2022, the subsidiary CLE acquired 100% of the shares of Tirreno, a privately held Company headquartered in Brazil, specialized in the production and sale of lubricating oils, additives and fluids. The acquisition is intended to enhance synergies in automotive and industrial products through technology and manufacturing, distribution, and cross-selling and branding opportunities.

The Company recorded a fair value of R$83,950, consisting of brand assets, customer base, relationship with distributors, inventory and fixed assets. On the closing date, goodwill of R$1,238 was determined, which represents the future economic benefit anticipated from the acquisition's synergies.

The consolidated profit or loss includes, since the acquisition date, revenues and net income of R$132,623 and R$9,536, respectively generated by Tirreno.

Commit

On July 11, 2022, Compass Gás e Energia S.A. concluded the acquisition of a 51% stake in Petrobras Gás S.A. (“Gaspetro”), for R$2,097,758, paid in a single installment. Of this amount, R$468,070 refers to the acquisition of 49% of Sulgás, which is not considered a business combination achieved in stages because the Company already controlled this entity.

With the acquisition's completion, the subsidiary assumed control of the acquiree. With the acquisition, the subsidiary strengthens its commitment to act and invest in the natural gas distribution segment, thereby helping to ensure energy security, which is essential for economic growth and increased competitiveness in the regions in which it operates. Mitsui Gás e Energia do Brasil Ltda. ("Mitsui") owns the non-controlling interest of 49% of the common shares, which is measured by the proportional share of interest in identifiable net assets and recorded in the subsidiary's equity.

For each of Commit's invested and controlled distribution companies, the fair value estimate of concessions rights was computed using a regulatory weighted average cost of capital, concession term, regulatory margin, and estimated volumes.

On July 12, 2022, the change of Gaspetro's corporate name to Commit Gás e Energia S.A. ("Commit") was announced. Commit holds stakes in 18 piped natural gas distributors in several regions of the country and seeks to promote best practices for the sustainable development of the sector. Below we present the investees and their respective percentages of equity interest:

Distributors	Equity interest (%)
Subsidiary
Gas Brasiliano	100.00%

Investments in associates
Companhia de Gás do Estado do Mato Grosso do Sul (“MSGás”)	49.00%
Companhia Potiguar de Gás (“Potigás”) (i)	83.00%
Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”) (ii)	49.00%
CEG Rio S.A. (“CEG Rio”)	37.41%
Gás de Alagoas S.A. (“Algás”)	41.50%
Companhia de Gás da Bahia (“Bahiagás”)	41.50%
Companhia de Gás do Ceará (“Cegás”)	41.50%
Companhia Paranaense de Gás (“Compagás”)	24.50%
Companhia Pernambucana de Gás (“Copergás”)	41.50%
Companhia de Gás do Amapá (“Gasap”)	37.25%
Companhia de Gás do Piauí (“Gaspisa”)	37.25%
Companhia Paraibana de Gás (“PBGás”)	41.50%
Cia Rondoniense de Gás (“Rongás”)	41.50%
Sergipe Gás S.A. (“Sergás”)	41.50%
Companhia de Gás de Santa Catarina (“SCGás”)	41.00%
Companhia Brasiliense de Gás (“CEBGás”)	32.00%
Agência Goiana de Gás Canalizado S.A. (“GoiasGás”)	30.46%
(i)	The interest of 83% refers to the total shares (ordinary and preferred) even though the subsidiary does not control investee Potigás, as the State of Rio Grande do Norte owns 51% of the common shares with voting rights, while Commit holds 49%.
(ii)	The subsidiary Compass Um Participações S.A. owns the remaining 51% of this entity.

The fair value of the assets acquired and liabilities assumed was R$2,627,213, comprised mainly by investment and intangible assets. The concession right of the subsidiary Gás Brasiliano was determined based on the existing concession agreement including the deadline extension. The fair value related to the concession rights of non-controlled investees was allocated as part of the investment and will be amortized in accordance with each investee’s concession agreement including potential extensions.

Since the date of acquisition, Commit has generated revenues and net income totaling R$644,442 and R$219,577, respectively, according to the consolidated profit or loss.

Land

The Purchase and Sale Agreement for the acquisition of agricultural property management companies (“Janus”, “Tellus”, “Duguetiapar” e “Gamiovapar” or "Acquired") was executed by Cosan on September 30, 2022. The conditions precedent stipulated in the purchase and sale agreements were met on October 20, 2022.

The corporate reorganization was the only condition precedent applicable only to Tellus. As part of this restructuring, part of the agricultural properties belonging to Tellus were contributed to the companies Duguetiapar Empreendimentos e Participações S.A. (or “Duguetiapar”) and Gamiovapar Empreendimentos e Participações S.A. (or “Gamiovapar”).

Cosan increased its stake by 12.40%, from 7.60% to 20% (considering a direct stake of 19.57%; and an indirect stake of 0.43%).

Cosan holds a 20% economic interest and rights through shareholders' agreement, as follows: (i) majority of seats on the Board of Directors; (ii) decision-making power over the relevant activities of the acquired companies. As a result of the acquisition of additional interest and amendments to the shareholders' agreements, the Company obtained control over these entities.

The net acquisition price of the acquired companies was R$1,007,634, in five annual installments of R$201,526 adjusted by the SELIC. The first installment, totaling R$202,861, was paid on October 20, 2022, of which R$1,334 was adjusted by the SELIC.

The Company, through independent consultants, assessed the fair value of all assets acquired and liabilities assumed in the opening statement of financial position. Based on this assessment, no differences were identified between the fair value and the previously recognized carrying amounts of assets and liabilities.

On the acquisition date, the shareholders' equity interest of the acquired companies was R$7,542,815, and their share capital was composed by: (i) Cosan, Nova Gaia Brasil Participações Ltda. and Terraviva Brasil Participações Ltda. for Tellus, Gamiovapar and Duguetiapar; and (ii) Cosan, Helios Brasil Participações Ltda. and Iris Brasil Participações Ltda. for Janus.

a)     Bargain purchase gain

This business combination resulted in gain on a bargain purchase because the fair value of the assets acquired and the liabilities assumed exceeded the total fair value of the consideration paid. The fair values of the acquired assets were mainly impacted by the appreciation of agricultural properties between the base date of negotiation and the closing of the acquisition.

The Company also recognized the amount as a gain and recorded it under “other operating income, net” in profit or loss for the year and was included in the Cosan Investments segment. The effects of this gain are shown as follows:

	Janus	Tellus	Gamiovapar	Duguetiapar	Total
Shareholders’ equity	4,976,443	3,229,044	622,306	95,228	8,923,021
Acquired interest (%)	12.40%	12.40%	12.40%	12.40%	12.40%
Acquired interest	617,125	400,789	77,241	11,820	1,106,975
Transferred consideration	567,901	363,211	66,500	10,022	1,007,634
Bargain purchase gain	49,224	37,578	10,741	1,798	99,341
Income tax and social contribution	(16,736)	(12,777)	(3,652)	(611)	(33,776)

The Company added the amount to its income tax and social contribution tax base. However, it did not generate a balance of tax payable since there was an accumulated balance of tax losses and a negative basis for CSLL in the current year that absorbed this gain.

Since the date of acquisition, the acquired companies have contributed R$576,851 in revenue and R$18,462 in net income to the Company.